COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

The Company may, from time to time, be subject to various contractual commitments and obligations in the normal course of business. As of June 30, 2026, the Company has no material pending legal proceedings, claims, or litigation that would have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

At the time we accept a machine order from a customer, a cash deposit is required prior to beginning manufacturing. The deposit is generally ten percent of the contract price. When the machine is completed and invoiced, the deposit is applied to the invoice amount.

The Company must determine which of its customers are exempt from the Company charging sales tax because the customer is a reseller or self-assesses and direct pays to states and other jurisdictions on purchases the customer makes from the Company. These determinations contain estimates and are subject to judgment and interpretation by the Company and respective taxing authorities in various states and other jurisdictions, which could result in recognizing materially different amounts in future periods. Periodically, the Company is subject to individual state sales tax audits.

The Company issues purchase orders for parts and materials at agreed upon prices from key vendors. The lead times for delivery can range from a few days to over a year. The purchase quantities could vary according to production demands at the Company’s discretion. These are not recorded as liabilities on the Company’s balance sheet until the purchased items are received.

17.	COMMITMENTS AND CONTINGENCIES

The Company may, from time to time, be subject to various contractual commitments and obligations in the normal course of business. As of December 31, 2025, the Company has no material pending legal proceedings, claims, or litigation that would have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

At the time we accept a machine order from a customer, a cash deposit is required prior to beginning manufacturing. The deposit is generally ten percent of the contract price. When the machine is completed and invoiced, the deposit is applied to the invoice amount.

The Company must determine which of its customers are exempt from the Company charging sales tax because the customer is a reseller or self-assesses and direct pays to states and other jurisdictions on purchases the customer makes from the Company. These determinations contain estimates and are subject to judgment and interpretation by the Company and respective taxing authorities in various states and other jurisdictions, which could result in recognizing materially different amounts in future periods. Periodically, the Company is subject to individual state sales tax audits.

The Company issues purchase orders for parts and materials at agreed upon prices from key vendors. The lead times for delivery can range from a few days to over a year. The purchase quantities could vary according to production demands at the Company’s discretion. These are not recorded as liabilities on the Company’s balance sheet until the purchased items are received.